Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2025	Dec. 31, 2024
Unaudited Condensed Consolidated Balance Sheets
Common Stock, Shares Issued	1,424,388	1,132,658
Common stock, shares outstanding	1,424,388	1,132,658